Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Parentheticals) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Statutory tax rate	24.00%	24.00%	24.00%	24.00%	24.00%